PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property Plant Equipment to Accumulated Depreciation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	$ 2,072
Balance on end of year	2,073	$ 2,072
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	21,113	22,781
Additions	822	523
Deductions	2,306	2,191
Balance on end of year	19,629	21,113
Cost [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	4,150	4,939
Additions	314	299
Deductions	208	1,088
Balance on end of year	4,256	4,150
Cost [Member] | Computers and peripheral equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	3,009	4,051
Additions	211	61
Deductions	1,612	1,103
Balance on end of year	1,608	3,009
Cost [Member] | Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	264	264
Additions	0	0
Deductions	11	0
Balance on end of year	253	264
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	13,690	13,527
Additions	297	163
Deductions	475	0
Balance on end of year	13,512	13,690
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(19,041)	(20,198)
Additions	696	1,034
Deductions	(2,181)	(2,191)
Balance on end of year	(17,556)	(19,041)
Depreciated cost on end of year	2,073	2,072
Accumulated depreciation [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(3,457)	(4,230)
Additions	311	315
Deductions	(96)	(1,088)
Balance on end of year	(3,672)	(3,457)
Depreciated cost on end of year	584	693
Accumulated depreciation [Member] | Computers and peripheral equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(2,830)	(3,780)
Additions	129	153
Deductions	(1,612)	(1,103)
Balance on end of year	(1,347)	(2,830)
Depreciated cost on end of year	261	179
Accumulated depreciation [Member] | Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(173)	(157)
Additions	14	16
Deductions	(11)	0
Balance on end of year	(176)	(173)
Depreciated cost on end of year	77	91
Accumulated depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(12,581)	(12,031)
Additions	242	550
Deductions	(462)	0
Balance on end of year	(12,361)	(12,581)
Depreciated cost on end of year	$ 1,151	$ 1,109